BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.1	₪ 0.1
Ordinary shares, shares authorized	50,000,000	8,775,783
Ordinary shares, shares issued	6,290,244	6,290,242
Ordinary shares, shares outstanding	6,290,244	6,290,242